Retirement Benefit Plans - Total Accumulated Benefit Obligations and Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
US [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total accumulated benefit obligations	$ 503.1	$ 516.9
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets [Abstract]
Accumulated benefit obligation	468.5	516.9
Plan assets at fair market value	462.2	474.1
Foreign Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total accumulated benefit obligations	783.0	801.3
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets [Abstract]
Accumulated benefit obligation	36.4	560.9
Plan assets at fair market value	$ 8.1	$ 508.6